GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 16:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2015, 2016 and 2017 and long-lived assets as of December 31, 2015, 2016 and 2017.

	2015		2016		2017
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$6,414	$3,836	$6,061	$3,625	$2,221	$3,569
Americas, principally the U.S.	72,079	96	74,161	95	81,051	96
Europe	38,873	79	39,134	68	49,229	106
Far East	22,393	79	26,215	79	24,238	64

	$139,759	$4,090	$145,571	$3,867	$156,739	$3,835

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year Ended December 31,
	2015	2016	2017

Technology	$15,965	$13,649	$13,603
Networking	123,794	131,922	143,136

	$139,759	$145,571	$156,739